Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Fair Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	$ 2,687,485	$ 4,536,025
New financial assets purchased	6,733,987	15,287,999
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(5,891,983)	(17,299,536)
Changes in measument of financial assets	68,877	162,997
Other adjustments	0	0
Ending balance	3,598,366	2,687,485
ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	415	787
New financial assets purchased	927	2,386
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(726)	(2,763)
Changes due to changes in credit risk	20	5
Write-off	0	0
Other adjustments	0	0
Ending balance	636	415
Stage 1
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	2,687,485	4,536,025
New financial assets purchased	6,733,987	15,287,999
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(5,891,983)	(17,299,536)
Changes in measument of financial assets	68,877	162,997
Other adjustments	0	0
Ending balance	3,598,366	2,687,485
Stage 1 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	415	787
New financial assets purchased	927	2,386
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(726)	(2,763)
Changes due to changes in credit risk	20	5
Write-off	0	0
Other adjustments	0	0
Ending balance	636	415
Stage 2
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes in measument of financial assets	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 2 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to changes in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 3
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes in measument of financial assets	0	0
Other adjustments	0	0
Ending balance	0	0
Stage 3 | ECL
Schedule of Fair Value and the Corresponding ECL [Line Items]
Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to changes in credit risk	0	0
Write-off	0	0
Other adjustments	0	0
Ending balance	$ 0	$ 0